Contingent Liabilities (Details Narrative) $ in Millions, $ in Millions	Feb. 24, 2023 USD ($)	Jan. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Stanford Financial Group [member] | Stanford Litigation Settlement [member]
Disclosure of contingent liabilities [line items]
Litigation settlement amount settled with counter party	$ 1,205
Litigation and other provision [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses		$ 0	$ 0
Litigation and other provision [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Bank's reasonable possible losses		$ 1,250	$ 1,260